CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Common Stock, shares issued	100	100	100	100
Balance at Period	$ 2,917,528,000	$ 2,628,854,000	$ 2,917,528,000	$ 2,628,854,000	$ 2,502,429,000	$ 2,461,948,000
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder	(28,300,000)	58,800,000	275,779,000	210,489,000	(18,383,000)
Dividends paid to Hertz Global Holdings, Inc.			(25,000,000)	(22,950,000)	(23,000,000)
Other comprehensive income			1,522,000	(66,237,000)	41,154,000
Dividend payment to noncontrolling interest				(23,100,000)	(18,200,000)
Net income relating to noncontrolling interest				19,560,000	17,409,000
Acquisition of remaining portion of non-controlling interest, net of tax of $9,798				(28,230,000)
Stock-based employee compensation charges, net of tax of $0			29,855,000	31,093,000	36,560,000
Excess tax benefits from exercise of stock options					(258,000)
Proceeds from employee stock purchase plan			5,030,000	4,208,000	3,774,000
Hertz Holdings common and phantom shares issued to Directors			1,488,000	1,592,000	1,425,000
Common Stock
Common Stock, shares issued	100.0	100.0	100.0	100.0	100.0
Balance at Period	0	0	0	0	0
Additional Paid-In Capital
Balance at Period	3,509,998,000	3,473,625,000	3,509,998,000	3,473,625,000	3,452,019,000
Accumulated Deficit
Balance at Period	(565,597,000)	(816,376,000)	(565,597,000)	(816,376,000)	(1,003,915,000)
Accumulated Other Comprehensive Income (Loss)
Balance at Period	(26,892,000)	(28,414,000)	(26,892,000)	(28,414,000)	37,823,000
Non-controlling Interest
Balance at Period	19,000	19,000	19,000	19,000	16,502,000	17,293,000
Dividend payment to noncontrolling interest				(23,100,000)	(18,200,000)
Net income relating to noncontrolling interest				19,560,000	17,409,000
Acquisition of remaining portion of non-controlling interest, net of tax of $9,798				$ (12,943,000)